Document and Entity Information Document and Entity Information	Oct. 01, 2026
Cover Page
Document type	8-K
Amendment flag	false
Document period end date	Oct. 01, 2026
Entity registrant name	O Reilly Automotive Inc
Entity central index key	0000898173
Entity incorporation, state	MO
Entity file number	000-21318
Entity tax identification number	27-4358837
Entity address	233 South Patterson Avenue
Entity address, city	Springfield
Entity address, state	MO
Entity address, postal zip code	65802
City area code	417
Local phone number	862-6708
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Title of 12(b) security	Common Stock
Trading symbol	ORLY
Security exchange name	NASDAQ
Entity emerging growth company	false